Property and Equipment (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 26,345	[1]	$ 23,372	[1]
Accumulated depreciation and amortization	20,340	[1]	17,185	[1]
Fully Depreciated Fixed Assets
Property, Plant and Equipment [Line Items]
Property and equipment, gross	15,800		13,300
Accumulated depreciation and amortization	$ 15,800		$ 13,300

[1]	Includes the original cost and accumulated depreciation of fully-depreciated fixed assets which were $13.3 million and $15.8 million at December 31, 2011 and 2012, respectively.